NOTES RECEIVABLE	3 Months Ended
Mar. 31, 2017
Notes Receivable
NOTES RECEIVABLE

Note 7.   Notes Receivable

In connection with the Acquisition Agreement (See Note 11. Related Party Transactions) and based on the contemplation that Nexeon Europe will acquire all of the shares of NMB, Nexeon Europe (Lender) and NMB (Borrower) entered into a Loan Agreement and related Promissory Note pursuant to which Nexeon Europe agrees to make a loan to NMB in the aggregate principal amount of EUR 1,000,000 (One Million Euros) (the “Loan”). The Loan shall mature on the first Business Day falling one (1) year from the date of the Loan Agreement (the “Maturity Date”).

The Loan bears interest at the rate of 5% per annum. Accrued interest on the unpaid principal amount of the Loan shall be payable on the Maturity Date. Accrued interest on any partial repayment of the Loan shall be payable on the earlier of the date of repayment or the first business day of the month following partial repayment.

As of March 31, 2017, $729,907 has been loaned to NMB and $4,570 has been recorded in accrued interest income pursuant to the Loan Agreement and Promissory Note.